                                                                               .
                                                                               .
                                                                               .

                                                  (RIVERSOURCE INVESTMENTS LOGO)

     STATEMENT OF ADDITIONAL INFORMATION (SAI) SUPPLEMENT DATED NOV. 1, 2008


FUND                                                                 SAI DATE      FORM #
-----------------------------------------------------------------------------------------------
RIVERSOURCE VARIABLE PORTFOLIO - BALANCED FUND                       MAY 1, 2008   S-6466-20 AF
RIVERSOURCE VARIABLE PORTFOLIO - CORE EQUITY FUND                    MAY 1, 2008   S-6466-20 AF
RIVERSOURCE VARIABLE PORTFOLIO - LARGE CAP EQUITY FUND               MAY 1, 2008   S-6466-20 AF



Table 16. Portfolio Managers, of the SAI has been revised as follows:


--------------------------------------------------------------------------------------------------------------------------

                                       OTHER ACCOUNTS MANAGED (excluding the fund)
                                  --------------------------------------------------------------
                                                                                        OWNER-
                       PORTFOLIO   NUMBER AND                                            SHIP     POTENTIAL   STRUCTURE OF
        FUND            MANAGER       TYPE      APPROXIMATE TOTAL   PERFORMANCE BASED   OF FUND   CONFLICTS   COMPENSATION
                                   OF ACCOUNT       NET ASSETS           ACCOUNTS       SHARES   OF INTEREST
--------------------------------------------------------------------------------------------------------------------------
 Balanced            Warren
                     Spitz(A)      12 RICs     $14.57 billion
                     -------       2 PIVs      $27.55 million
                                   8 other     $441.14 million       7 RICs ($14.11 B)
                     Steve         accounts(-                                           None(c )    (1)          (12)
                     Schroll(A)    b)

                    --------------

                     Laton
                     Spahr(A)
                    --------------

                     Paul
                     Stocking(A)


                    ------------------------------------------------------------------
                     Jamie         14 RICs     $24.36 billion       2 RICs ($2.92 B);
                     Jackson       6 PIVs      $3.07 billion        1 other account
                                   31 other    $9.71 billion        ($41.46 M)
                                   accounts                                             None(c)      (1)          (12)

                    -------------------------------------------------------------------
                     Scott Kirby   10 RICs     $12.9 billion        2 RICs ($2.92 B);
                                   6 PIVs      $1.85 billion        1 other account
                                   43 other    $18.94 billion       ($76.02 M)
                                   accounts

                    -------------------------------------------------------------------
                     Tom Murphy    7 RICs      $11.16 billion       2 RICs ($2.92 B)
                                   3 PIVs
                                   14 other    $985.92 million
                                   accounts    $12.37 billion

--------------------------------------------------------------------------------------------------------------------------
 Core Equity         Dimitris      24 RICs     $5.96 billion        7 RICs ($4.62 B)
                     Bertsimas(A)  2 PIVs      $21.11 million
                                   15 other    $3.31 billion
                                   accounts                                            None(c)      (1)          (12)

                    -------------------------------------------------------------------
                     Gina          6 RICs      $4.04 billion        6 RICs ($4.04 B)
                     Mourtzi-      5 other     $118.86 million
                     nou(A)        accounts

--------------------------------------------------------------------------------------------------------------------------
 Large Cap           Dimitris      24 RICs     $5.96 billion        7 RICs ($4.62 B)
 Equity              Bertsimas(A)  2 PIVs      $21.11 million
                                   15 other    $3.31 billion
                                   accounts                                             None(c)      (1)          (12)

                    -------------------------------------------------------------------
                     Gina          6 RICs      $4.04 billion        6 RICs ($4.04 B)
                     Mourtzi-      5 other     $118.86 million
                     nou(A)        accounts

--------------------------------------------------------------------------------------------------------------------------



  (a) The portfolio manager began managing the fund as of Nov. 1, 2008; therefore reporting information is as of Sept. 30, 2008.
  (b) Reflects each wrap program strategy as a single client, rather than counting each participant in the program as a separate client.
  (c) All shares of the Variable Portfolio funds are owned by life insurance companies and are not available for purchase by individuals. Consequently, no portfolio manager owns any shares of Variable Portfolio funds.

The rest of this section remains the same.